Basis of Presentation - Additional Information (Detail)	Nov. 09, 2016 shares	Sep. 30, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares authorized		33,000,000	33,000,000	33,000,000
Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock split ratio	2,200
Common stock, shares authorized	350,000,000
Effective date of stock split	Nov. 09, 2016